Trade and other receivables	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Trade and other receivables
22. Trade and other receivables

All figures in £ millions	2024	2023
Current
Trade receivables	605	694
Contract assets - unbilled 1	71	–
Investment in finance lease receivable	19	18
Prepayments and other receivables	335	338
	1,030	1,050
Non-current
Trade receivables	9	1
Contract assets - unbilled 1	–	–
Investment in finance lease receivable	64	82
Prepayments and other receivables	52	52
	125	135

1.	In 2024, contract assets - unbilled have been shown separately from trade receivables. The 2023 comparative has not been restated on the grounds of materiality.

Contract assets – unbilled represents contract assets which are unbilled amounts generally resulting from US assessments where the performance obligations are yet to be fully delivered and therefore the revenue to be recognised over time has been recognised in excess of customer billings to date. Impairment charges on these contract assets are £nil (2023: £nil). Where performance obligations have been fully delivered but the amounts have not yet been billed, these are included within trade receivables. Contract assets arising from costs incurred to obtain a contract are included in other receivables. The carrying value of the Group’s trade and other receivables approximates its fair value. Trade receivables are stated net of provisions for bad and doubtful debts.
The movements in the provision for bad and doubtful debts are as follows:

All figures in £ millions	2024	2023
At 1 January	(51)	(69)
Exchange differences	2	2
Income statement movements	(4)	3
Utilised	13	9
Disposal of businesses	–	4
At 31 December	(40)	(51)
Concentrations of credit risk with respect to trade receivables are limited due to the Group’s large number of customers, who are internationally dispersed.
The ageing of the Group’s gross trade receivables is as follows:

All figures in £ millions	2024	2023
Contract assets – unbilled 1	71	–
Within due date and one month past due date	488	564
One to three months past due date	53	83
Three to six months past due date	22	25
Six to nine months past due date	24	12
Nine to 12 months past due date	13	8
More than 12 months past due date	54	54
Gross trade receivables	725	746

1.	In 2024, contract assets - unbilled have been shown separately from trade receivables. The 2023 comparative has not been restated on the grounds of materiality.
The Group reviews its bad debt provision at least twice a year following a detailed review of receivable balances, historical payment profiles, and assessment of relevant forward-looking risk factors including macroeconomic trends. Management believes all the remaining receivable balances are fully recoverable.